Taxation - Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes [Abstract]
Loss before income taxes	$ (8,071,412)	$ (4,774,087)	$ (1,124,696)
Income tax expenses computed at statutory EIT rate	(1,372,140)	(811,595)	(191,198)
Under provision in respect of prior years - Current tax	95,988	135,945	309
Under provision in respect of prior years- Deferred tax	(103,083)
Change in valuation allowance	1,430,665	675,650	201,092
Effect of Singapore tax rebate			(5,410)
Income tax expenses	$ 51,430		$ 4,793
Effective tax rates	(0.60%)	0.00%	(0.40%)